Exhibit 99
Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,363,983,256.78	60,201	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	0.22000%	August 15, 2014
Class A-2 Notes	$414,000,000.00	0.550%	April 15, 2016
Class A-3 Notes	$420,200,000.00	0.820%	December 15, 2017
Class A-4 Notes	$100,930,000.00	1.250%	October 15, 2018
Class B Notes	$39,480,000.00	1.680%	November 15, 2018
Class C Notes	$26,320,000.00	1.910%	March 15, 2019
Class D Notes	$26,320,000.00	2.500%	January 15, 2020
Total	$1,342,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,018,832.07

Principal:
Principal Collections	$18,051,808.88
Prepayments in Full	$11,733,964.86
Liquidation Proceeds	$330,903.91
Recoveries	$118,930.63
Sub Total	$30,235,608.28
Collections	$32,254,440.35

Purchase Amounts:
Purchase Amounts Related to Principal	$98,291.38
Purchase Amounts Related to Interest	$753.63
Sub Total	$99,045.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$32,353,485.36

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$32,353,485.36
Servicing Fee	$485,130.66	$485,130.66	$0.00	$0.00	$31,868,354.70
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,868,354.70
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,868,354.70
Interest - Class A-3 Notes	$251,020.15	$251,020.15	$0.00	$0.00	$31,617,334.55
Interest - Class A-4 Notes	$105,135.42	$105,135.42	$0.00	$0.00	$31,512,199.13
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,512,199.13
Interest - Class B Notes	$55,272.00	$55,272.00	$0.00	$0.00	$31,456,927.13
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,456,927.13
Interest - Class C Notes	$41,892.67	$41,892.67	$0.00	$0.00	$31,415,034.46
Third Priority Principal Payment	$1,150,038.58	$1,150,038.58	$0.00	$0.00	$30,264,995.88
Interest - Class D Notes	$54,833.33	$54,833.33	$0.00	$0.00	$30,210,162.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,210,162.55
Regular Principal Payment	$27,775,753.72	$27,775,753.72	$0.00	$0.00	$2,434,408.83
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,434,408.83
Residual Released to Depositor	$0.00	$2,434,408.83	$0.00	$0.00	$0.00
Total		$32,353,485.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,150,038.58
Regular Principal Payment					$27,775,753.72
Total					$28,925,792.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,925,792.30	$68.84	$251,020.15	$0.60	$29,176,812.45	$69.44
Class A-4 Notes	$0.00	$0.00	$105,135.42	$1.04	$105,135.42	$1.04
Class B Notes	$0.00	$0.00	$55,272.00	$1.40	$55,272.00	$1.40
Class C Notes	$0.00	$0.00	$41,892.67	$1.59	$41,892.67	$1.59
Class D Notes	$0.00	$0.00	$54,833.33	$2.08	$54,833.33	$2.08
Total	$28,925,792.30	$21.55	$508,153.57	$0.38	$29,433,945.87	$21.93

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$367,346,564.96	0.8742184	$338,420,772.66	0.8053802
Class A-4 Notes	$100,930,000.00	1.0000000	$100,930,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Class D Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$560,396,564.96	0.4175054	$531,470,772.66	0.3959551

Pool Information
Weighted Average APR	4.194%	4.194%
Weighted Average Remaining Term	38.53	37.71
Number of Receivables Outstanding	35,852	34,752
Pool Balance	$582,156,793.36	$551,711,333.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$562,309,000.58	$532,926,526.38
Pool Factor	0.4268064	0.4044854

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,819,916.28
Targeted Credit Enhancement Amount	$8,275,670.00
Yield Supplement Overcollateralization Amount	$18,784,807.22
Targeted Overcollateralization Amount	$20,240,560.94
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$20,240,560.94

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,819,916.28
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,819,916.28
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,819,916.28

Ford Credit Auto Owner Trust 2013-C
Monthly Investor Report

Collection Period	March 2015
Payment Date	4/15/2015
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		125	$230,490.73
(Recoveries)		79	$118,930.63
Net Losses for Current Collection Period			$111,560.10
Cumulative Net Losses Last Collection Period			$4,633,418.03
Cumulative Net Losses for all Collection Periods			$4,744,978.13

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.55%	450	$8,544,515.60
61-90 Days Delinquent	0.11%	28	$633,290.65
91-120 Days Delinquent	0.01%	5	$81,883.55
Over 120 Days Delinquent	0.10%	27	$544,512.30
Total Delinquent Receivables	1.78%	510	$9,804,202.10

Repossession Inventory:
Repossessed in the Current Collection Period		23	$481,518.32
Total Repossessed Inventory		32	$777,228.08

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5311%
Preceding Collection Period			0.4995%
Current Collection Period			0.2361%
Three Month Average			0.4223%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1911%
Preceding Collection Period			0.1897%
Current Collection Period			0.1727%
Three Month Average			0.1845%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer